Inventory	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Inventory

Our inventory is stated at the lower of cost or market using the FIFO method.  We have entered into third party production agreements on an as need basis, correspondingly, there are no purchase commitments related to inventory.  As of March 31, 2012 and December 31, 2011 we had finished goods inventory valued at $9,632 and $13,251 (pre-acquisition inventory held by our wholly-owned subsidiary Mamma’s Best LLC), respectively.  Periodic reviews for obsolescence are performed and applicable reserves are recognized.  We have not recognized any reserves for obsolete inventory through the period covered by this report.